CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Parenthetical) In Thousands, except Share data	Dec. 31, 2010 USD ($)	Dec. 31, 2010 RUB	Dec. 31, 2009 USD ($)	Dec. 31, 2009 RUB
CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
Short-term investments, related party			$ 992
Prepaid expenses, related party	26,722		1,052
Other current assets, assets held for sale	10,430		18,519
PROPERTY, PLANT AND EQUIPMENT, accumulated depreciation	6,196,117		5,098,418
PROPERTY, PLANT AND EQUIPMENT, advances given to related parties	96,138		30,667
LICENSES, accumulated amortization	384,405		341,421
OTHER INTANGIBLE ASSETS, accumulated amortization	1,516,949		1,278,010
OTHER INTANGIBLE ASSETS, prepayments to related parties	48,425
DEBT ISSUANCE COSTS, accumulated amortization	191,453		114,251
OTHER INVESTMENTS, related party	125,721		43,795
OTHER NON-CURRENT ASSETS, restricted cash	4,719		6,389
OTHER NON-CURRENT ASSETS, deferred tax assets	81,816		97,355
OTHER NON-CURRENT ASSETS, related party			1,615
Debt, current portion, related party	7,558		31,006
Capital lease obligation, current portion, related party	141		1,344
Debt, net of current portion, related party	7,005		15,929
Capital lease obligation, net of current portion, related party			$ 146
Common stock, shares authorized (in shares)	2,096,975,792	2,096,975,792	2,096,975,792	2,096,975,792
Common stock, par value (in rubles per share)		0.1		0.1
Common stock, shares issued (in shares)	1,993,326,138	1,993,326,138	1,993,326,138	1,993,326,138
Common stock, in the form of ADS (in shares)	777,396,505	777,396,505	777,396,505	777,396,505
Treasury stock, common shares at cost (in shares)	76,456,876	76,456,876	76,456,876	76,456,876